Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 1,126,764	$ 1,278,512	$ 835,999	$ 1,482,037	$ 928,135
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,155,714	1,234,476	550,266	1,343,374	733,189
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	In the Company’s assessment, the most important financial performance measures used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance were:

•Total Shareholder Return
•Core Return on Average Tangible Common Equity
•Adjusted PPNR per Share
•Adjusted Efficiency Ratio
•Non-Performing Assets/Total Assets

Total Shareholder Return Amount	$ 112.10	98.91	87.57	102.77	103.59
Peer Group Total Shareholder Return Amount	152.72	143.40	126.67	127.18	136.65
Net Income (Loss)	$ 302,100,000	$ 226,000,000.0	$ 257,500,000	$ 202,200,000	$ 192,100,000
Company Selected Measure Amount	12.16	11.54	15.23	16.22	16.35
Measure:: 1
Pay vs Performance Disclosure
Name	•Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	•Core Return on Average Tangible Common Equity
Measure:: 3
Pay vs Performance Disclosure
Name	•Adjusted PPNR per Share
Measure:: 4
Pay vs Performance Disclosure
Name	•Adjusted Efficiency Ratio
Measure:: 5
Pay vs Performance Disclosure
Name	•Non-Performing Assets/Total Assets
Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (353,422)
Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,376
Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,109)
Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,895)
Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Kevin Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	$ 4,870,569	$ 3,384,896	$ 4,617,084	$ 3,201,243
PEO Actually Paid Compensation Amount	$ 0	4,324,053	1,951,042	4,215,324	2,342,207
PEO Name	Kevin P. Riley
James Reuter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,615,009	2,540,806	0	0	0
PEO Actually Paid Compensation Amount	$ 4,684,633	$ 2,689,115	$ 0	$ 0	$ 0
PEO Name	James A. Reuter
James Reuter [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,534,832)
James Reuter [Member] | Fair Value at Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,986,326
James Reuter [Member] | Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Year Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,870)
James Reuter [Member] | Fair Value at Vesting of Option and Stock Awards Granted in Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
James Reuter [Member] | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
James Reuter [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Option and Stock Awards Granted in Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
James Reuter [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0